COMMON AND PREFERRED STOCK	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
COMMON AND PREFERRED STOCK [Abstract]
COMMON AND PREFERRED STOCK

8 - COMMON AND PREFERRED STOCK

Common Stock

On April 8, 2014, the Company amended the articles of incorporation to increase the number of authorized shares of common stock from 15,000,000 to 24,000,000 and to increase the number of authorized shares of preferred stock from 9,788,813 to 12,000,000 and designated a new class of Series B Preferred Stock.

Convertible Preferred Stock

In April 2014, the Company issued 948,823 shares of Series B Convertible Preferred Stock at an issue price of $2.125 per share for proceeds of $1,597,860 net of issuance costs of $418,390. The Series B Preferred Stock ranks pari passu in all respects to the Company's Series A-2, A-1 and Series A Preferred Stock. In connection with the offering, the Company compensated the placement agent through the payment of $81,000 and the issuance of a warrant with respect to 38,259 Series B shares exercisable at $2.125 per share for a term of five years. These costs were included in the total issuance costs. The estimated fair value of the warrants at the time of issuance was determined to be $49,854 using the Black-Sholes pricing model and the following assumptions: expected term of five years, 74.6% volatility, and a risk-free rate of 1.72%.

In April 2014, the Company issued options to two executive officers to purchase 105,881 underlying shares of Convertible Preferred Series B shares in connection with the Company's Series B financing. These options were issued in relation to these executives taking a salary reduction prior to the Series B round of financing. The estimated fair value of the warrants at the time of issuance was determined to be $137,770 using the Black-Sholes pricing model and the following assumptions: expected term of five years, exercise price of $2.125 per share, 74.6% volatility, and a risk-free rate of 1.63%. This warrant vests over six months. During the six months ended June 30, 2014 the Company recorded $57,404 as stock based compensation expense.

8 - COMMON AND PREFERRED STOCK

Common Stock

During year ended December 31, 2012, the Company retired 1,358,465 shares of common stock held in treasury.

On October 16, 2013, the Company issued 234,648 shares of common stock to members of management in exchange for consideration of $63,354.

Convertible Preferred Stock

In June and September 2012, the Company issued 2,047,207 shares of Series A-1 Convertible Preferred Stock ("Series A-1") at an issuance price of $1.30 per share for proceeds of $2,608,190, net of issuance costs of $53,179.

In May and September 2013, the Company issued 1,833,798 shares of Series A-2 Convertible Preferred Stock ("Series A-2") at an issuance price of $1.45 per share for proceeds of $2,540,975, net of issuance costs of $118,032.

Rights, Preferences, and Privileges

The rights, preferences, and privileges of Series A, Series A-1 and Series A-2 (collectively, "Preferred Stock") are as follows:

Conversion

Each share of Preferred Stock is convertible, at the option of the holder, at any time after issuance into such number of fully paid and non-assessable shares of common stock as determined by dividing the Original Issue Price by the Preferred Stock conversion price in effect at the time of conversion. The Preferred Stock conversion price is subject to adjustment in the event of certain dilutive events.

Voting Rights

The holder if each share of Preferred Stock shall have the right to one vote for each share of common stock into which the Preferred Stock can then be converted, and such holder will have full voting rights and powers equal to those of the holders of common stock and be entitled to vote on all matters. The holders of record of the shares of Series A have the right to elect three members of the Board of Directors.

Liquidation

In the event of any liquidation, dissolution, or winding up of the Company, either voluntary or involuntary, as defined, the holders of the Series A, Series A-1 and Series A-2 shall be entitled to receive cash in the amount of $1.16, $1.30 and $1.45 per share, respectively, subject to appropriate adjustment for any stock splits, stock dividends, combination, or any other similar recapitalization affecting such shares, plus any dividends declared but unpaid. The Series A-2 holders have preference over the holders of Series A, Series A-1 and common stock. Insufficient assets to pay any class of holders in order of preference and in the full amount to which they are entitled are distributed on a pro rata basis. After the payment of all preferential amounts, any remaining assets available for distribution will be distributed ratably among the holders of common stock and holders of Series A, Series A-1 and Series A-2 on an as-if converted to common stock basis.